Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 84,406.7	$ 1,154.0	₨ 190,537.6
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		84,406.7		190,537.6
Derivative assets, financial instruments		55,002.7		147,844.5
Derivative assets, financial collateral	[1]	4,065.5		8,326.7
Derivative assets, net amount		25,338.5	346.4	34,366.4
Securities purchased under agreements to resell, gross amounts		270,060.0	3,692.4	250,000.0
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		270,060.0		250,000.0
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	270,060.0		250,000.0
Securities purchased under agreements to resell, net amount		0.0	0.0	0.0
Derivative liabilities, gross amounts		81,880.0	1,119.5	184,783.0
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		81,880.0		184,783.0
Derivative liabilities, financial instruments		55,002.7		147,844.5
Derivative liabilities, financial collateral	[1]	4,816.3		6,706.7
Derivative liabilities, net amount		22,061.0	301.6	30,231.8
Securities sold under repurchase agreements, gross amounts		356,059.2	4,868.2	507,982.0
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		356,059.2		507,982.0
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	356,059.2		507,982.0
Securities sold under repurchase agreements, net amount		0.0	0.0	0.0
Long Term debt , gross amounts		90,200.0		17,260.0
Long Term debt , Amounts offset		0.0		0.0
Long Term debt ,Net amounts reported in the balance sheet		90,200.0		17,260.0
Long Term debt , Financial instruments		0.0		0.0
Long Term debt , Financial collateral	[1]	90,200.0		17,260.0
Long Term debt , Net amount		₨ 0.0	$ 0.0	₨ 0.0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.